Supplementary Information on Oil and Gas Exploration And Production Activities (Unaudited) - Summary of Oil and Gas Proved Reserves (Detail)	12 Months Ended
Dec. 31, 2020 MMBbls Bcf
Crude Oil Condensates [Member]
Proved developed and un-developed reserves:
Proved developed reserves | MMBbls	3,603,400,000
Proved undeveloped reserves | MMBbls	2,437,600,000
Total proved reserves | MMBbls	6,041.0
Dry Gas [Member]
Proved developed and un-developed reserves:
Proved developed reserves | Bcf	3,922,300,000,000
Proved undeveloped reserves | Bcf	3,061,900,000,000
Total proved reserves | Bcf	6,984.2